LONG TERM DEBT - Additional information (Details) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 10, 2020	May 01, 2020	Aug. 14, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 09, 2020
Debt Instrument [Line Items]
Deferred financing costs				$ 342,331		$ 376,900
Repayments of revolving loan commitment							$ 1,350,000
Payments for acquisition						2,565,700	10,023,106
Payments of debt issuance costs							125,000
Loss on extinguishment of debt						(451,496)
Amount of holdback to be paid out over three years after closing						$ 1,000,000
Holdback payments term						3 years
Long-Term Debt, gross				27,524,939		$ 27,706,209
Little Havana Two
Debt Instrument [Line Items]
Payments for acquisition	$ 4,125,000
Tamarac
Debt Instrument [Line Items]
Amount of holdback to be paid out over three years after closing				$ 1,000,000		$ 1,000,000
Holdback payments term				3 years		3 years
Loan and security agreement
Debt Instrument [Line Items]
Total loan commitment			$ 18,500,000
Interest rates			2.25%
Increase in borrowing	8,500,000
Payments of debt issuance costs	400,000
Interest expense				$ 467,000	$ 370,000	$ 1,400,000
Loss on extinguishment of debt						$ 450,000
Threshold period to calculate consolidated excess cash flow				120 days		120 days
Loan and security agreement | Little Havana Two
Debt Instrument [Line Items]
Payments for acquisition	4,000,000
Term loan
Debt Instrument [Line Items]
Total loan commitment	24,500,000		$ 16,000,000					$ 16,000,000
Deferred financing costs			691,395
Increase in borrowing	8,500,000
Proceeds from issuance of debt						$ 16,000,000
Revolving loan commitment
Debt Instrument [Line Items]
Total loan commitment			$ 2,500,000
Repayments of revolving loan commitment	$ 2,500,000
Asset purchase agreement holdback payable
Debt Instrument [Line Items]
Holdback payments term				3 years		3 years
Long-Term Debt, gross				$ 670,087		$ 670,087	$ 1,000,000
Minimum | Term loan
Debt Instrument [Line Items]
Required amortization percentage		2.50%
Maximum | Term loan
Debt Instrument [Line Items]
Required amortization percentage		10.00%
LIBOR | Loan and security agreement
Debt Instrument [Line Items]
Applicable margin on variable rate			6.00%
Applicable margin, floor			5.00%